Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
Changes in the Group’s property, plant and equipment, net in 2024 and 2023 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2023
Fair value for farmlands / Cost	727,591	46,148	526,464	893,172	858,823	52,846	79,089	3,184,133
Accumulated depreciation	—	(29,406)	(258,084)	(801,960)	(506,096)	(23,232)	—	(1,618,778)
Net book amount	727,591	16,742	268,380	91,212	352,727	29,614	79,089	1,565,355
At December 31, 2023
Opening net book amount	727,591	16,742	268,380	91,212	352,727	29,614	79,089	1,565,355
Exchange differences	(197,377)	(4,029)	(43,653)	97,152	(46,372)	(21,835)	(21,863)	(237,977)
Additions	—	—	15,165	71,100	144,777	2,635	29,252	262,929
Revaluation surplus	188,879	—	—	—	—	—	—	188,879
Transfers	(33)	1,307	33,405	22,032	8,939	17	(65,667)	—
Disposals	(24,858)	—	(3,404)	(2,745)	—	(33)	—	(31,040)
Reclassification to non-income tax credits (*)	—	—	—	(293)	—	—	—	(293)
Depreciation	—	(2,375)	(28,737)	(81,463)	(84,229)	(1,484)	—	(198,288)
Closing net book amount	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2023
Fair value for farmlands / Cost	694,202	43,426	527,977	1,080,418	966,167	33,630	20,811	3,366,631
Accumulated depreciation	—	(31,781)	(286,821)	(883,423)	(590,325)	(24,716)	—	(1,817,066)
Net book amount	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565
Year ended December 31, 2024
Opening net book amount	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565
Exchange differences	410,088	4,793	55,872	(4,666)	(86,586)	5,160	1,755	386,416
Additions	—	—	17,282	66,997	144,484	5,708	39,605	274,076
Revaluation surplus	(413,798)	—	—	—	—	—	—	(413,798)
Transfers	—	2,900	24,871	7,348	—	124	(35,243)	—
Disposals	(13,732)	(8)	(3,094)	(4,351)	(2,199)	(136)	—	(23,520)
Reclassification to non-income tax credits (*)	—	—	—	(307)	—	—	—	(307)
Depreciation	—	(3,937)	(32,332)	(80,901)	(103,971)	(2,702)	—	(223,843)
Closing net book amount	676,760	15,393	303,755	181,115	327,570	17,068	26,928	1,548,589
At December 31, 2024
Fair value for farmlands / Cost	676,760	51,111	622,908	1,145,439	1,021,866	44,487	26,928	3,589,499
Accumulated depreciation	—	(35,718)	(319,153)	(964,324)	(694,296)	(27,419)	—	(2,040,910)
Net book amount	676,760	15,393	303,755	181,115	327,570	17,068	26,928	1,548,589

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2024 and 2023, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocate their cost over the estimated useful lives. Farmlands are not depreciated, except for bearer plants.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment (*)	3-5 years
Machinery and equipment	4-10 years
Vehicles (*)	4-5 years
Bearer plants	6 - based on productivity
(*) Included in Machinery, equipment, furniture and fittings.